Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Effective income tax rate	41.90%	23.20%	205.90%
Pre-tax income	$ 9,315,000	$ 3,734,000	$ 694,000
Statutory Irish rate	12.50%	12.50%	12.50%
Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets	826,000
Net deferred tax assets	6,159,000	12,641,000
Valuation allowance	2,581,000	975,000
Valuation allowance, amount of increase	1,606,000	368,000
Liabilities for unrecognized tax benefits	7,276,000	12,348,000
Interest and penalties related to unrecognized tax benefits	1,470,000	1,446,000
Accrued income taxes (non-current)	14,559,000	17,825,000
Accrued interest and penalties	7,283,000	5,477,000
Unrecognized tax benefits that, if recognized, would affect the Company's provision for income taxes	10,519,000	13,861,000
Unrecognized tax benefits, expected decrease within the year ending December 31, 2013	11,290,000
Undistributed earnings of foreign subsidiaries	0
UNITED STATES | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	9,079,000	22,489,000
Net operating loss carryforwards, expiration	From 2026 through 2031	From 2026 through 2031
UNITED STATES | State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards	3,971,000	10,657,000
Net operating loss carryforwards, expiration	From 2017 through 2031	From 2017 through 2031
IRELAND
Income Taxes [Line Items]
Net operating loss carryforwards	10,323,000	3,899,000
UNITED KINGDOM
Income Taxes [Line Items]
Net operating loss carryforwards	$ 2,310,000	$ 3,105,000